Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets
	December 31
	2023	2022
Composition:

Institutions	-	2
Prepaid issuance costs	360	-
Prepaid expenses	45	91
Advances to suppliers	25	60
Other	-	61
	430	214